Accrued Expenses and Other Payables	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Payables and Accruals [Abstract]
Accrued Expenses and Other Payables

Note 8 - Accrued Expenses and Other Payables

At September 30, 2018 and March 31, 2018, accrued expenses and other payables consisted of the following:

	September 30, 2018	March 31, 2018
	(Unaudited)
Accrued payroll	$48,083	$45,348
Other payables	195,529	35,616
	$243,612	$80,964

Note 9 - Accrued Expenses and Other Payables

At March 31, 2018, 2017 and 2016, accrued expenses and other payables consisted of the following:

	Successor		Predecessor
	March 31, 2018	March 31, 2017	March 31, 2016

Accrued payroll	$45,348	$7,722	$-
Other payables	35,616	42,145	14,783
	$80,964	$49,867	$14,783